INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Schedule of investments

	As at December 31,	As at December 31,
	2022	2021
Equity securities	304,618	$268,950
Share purchase warrants	28,124	74,559
Total investments	$332,742	$343,509

The following tables set out details of the Company's largest equity investments by carrying value:

	As at December 31, 2022
		Share purchase
	Equity securities	warrants	Total
Rupert Resources Ltd.	$105,324	—	$105,324
Orla Mining Ltd.	95,548	27,152	122,700
Wallbridge Mining Company Ltd.	11,499	—	11,499
White Gold Corp.	9,823	6	9,829
Other(i)	82,424	966	83,390
Total investments	$304,618	28,124	$332,742

	As at December 31, 2021
		Share purchase
	Equity securities	warrants	Total
Orla Mining Ltd.	$89,974	$26,317	$116,291
Rupert Resources Ltd.	76,883	42,768	119,651
White Gold Corp.	17,403	99	17,502
Royal Road Minerals Ltd.	12,849	—	12,849
Other(i)	71,841	5,375	77,216
Total investments	$268,950	$74,559	$343,509

Note:

(i)The balance is comprised of 43 (2021 — 20) equity investments that are each individually immaterial.